CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENT OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Net cash provided by operating activities	$ (824)	¥ (5,615)	¥ (60,130)	¥ (10,045)
Net cash provided by financing activities	9,679	65,918	62,978	(35,376)
Net increase in cash and cash equivalents	(2,652)	(18,060)	(2,848)	(2,170)
Cash and cash equivalents, beginning of year	470	3,198	1,990	3,245
Effect of exchange rate changes on cash and cash equivalents	201	1,371	(1,640)	(3,425)
Cash and cash equivalents, end of the year			3,198	1,990
Parent Company [Member]
Net cash provided by operating activities				3,345
Net cash provided by financing activities	2,457	16,730	1,845
Net increase in cash and cash equivalents	2,457	16,730	1,845	3,345
Cash and cash equivalents, beginning of year	37	252	47	17
Effect of exchange rate changes on cash and cash equivalents	201	1,371	(1,640)	(3,315)
Cash and cash equivalents, end of the year	$ 2,695	¥ 18,353	¥ 252	¥ 47